IPP SOLAR PARKS, INVESTMENT PROPERTY - Investment Property (Details) - Land - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment	$ 7,800	$ 11,000	$ 11,300
Transfer to investment property	$ 2,200	$ 265	$ 0